Earnings per share	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Earnings per Share	Earnings per share

EARNINGS PER SHARE
Quarters				Half year
Q2 2026	Q1 2026	Q2 2025		2026	2025
10,821	5,694	3,601	Income/(loss) attributable to Shell plc shareholders ($ million)	16,515	8,381
			Weighted average number of shares used as the basis for determining:
5,589.3	5,653.9	5,947.9	Basic earnings per share (million)	5,621.4	5,990.5
5,637.0	5,703.7	6,004.7	Diluted earnings per share (million)	5,670.2	6,046.0